Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

(in U.S. dollars)	Land		Buildings		Leasehold improvements		Plant and equipment		Construction work in progress	Total
At June 30, 2020
Cost	$256,530		$1,252,769		$134,169		$5,915,278		$—	$7,558,746
Accumulated depreciation			(106,413)		(20,993)		(814,560)
Net book amount	$256,530		$1,146,356		$113,176		$5,100,718		$—	$7,558,746

Restated Opening net book amount at June 30, 2020	$256,530		$1,146,356		$113,176		$5,100,718		$—	$6,616,780
Additions	490,833		3,220,151		365,486		2,210,772		13,328,075	19,615,317
Disposals	—		—		—		(30,048)		—	(30,048)
Assets written off	—		—		—		(2,002,398)		—	(2,002,398)
Depreciation charge	—		(50,581)		(82,708)		(759,461)		—	(892,750)
Exchange differences	43,839		231,811		—		124,816		—	400,466
Restated Closing net book amount at June 30, 2021	$791,202		$4,547,737		$395,954		$4,644,399		$13,328,075	$23,707,367
Additions	1,590,565		43,295,513		499,508		8,422,982		30,566,349	84,374,917
Disposals	—		—		—		(28,333)		—	(28,333)
Transfers	—		—		103,701		9,024,763		(9,128,464)	—
Depreciation charge	—		(1,660,698)		(261,028)		(1,627,922)		—	(3,549,648)
Exchange differences	(30,418)		(181,498)		—		(79,387)		(5,818)	(297,121)
Restated Closing net book amount at June 30, 2022	$2,351,349	$-	$46,001,054	$-	$738,135	$-	$20,356,502	$-	$34,760,142	$104,207,182
Additions	—		111,338		42,002		505,380		23,305,647	23,964,367
Disposals	—		—		—		(33,485)		—	(33,485)
Transfers	—		—		—		1,263,939		(1,263,939)	—
Depreciation charge	—		(957,247)		(201,027)		(1,071,251)		—	(2,229,525)
Exchange differences	(36,876)		(316,079)		—		(152,236)		(86,600)	(591,791)
Closing net book amount at December 31, 2022	$2,314,473	$-	$44,839,066	$-	$579,110	$-	$20,868,849	$-	$56,715,250	$125,316,748

At December 31, 2022
Cost	$2,314,473		$47,602,298		$1,148,447		$24,816,965		$56,715,250	132,597,433
Accumulated depreciation	—		(2,763,232)		(569,337)		(3,948,116)		—	(7,280,685)
Net book amount	$2,314,473		$44,839,066		$579,110		$20,868,849		$56,715,250	$125,316,748